Elfun Diversified Fund

Elfun Government Money Market Fund

Elfun Income Fund

Elfun International Equity Fund

Elfun Tax-Exempt Income Fund

Elfun Trusts

One Iron Street

Boston, MA 02210

April 21, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service
Re:	Elfun Diversified Fund (File Nos.: 033-17093 and 811-05324), Elfun
Government Money Market Fund (File Nos.: 033-31205 and 811-05904),
Elfun Income Fund (File Nos.: 002-83041 and 811-03715), Elfun
International Equity Fund (File Nos.: 033-15071 and 811-05216), Elfun
Tax-Exempt Income Fund (File Nos.: 002-58407 and 811-02735), Elfun
Trusts (File Nos.: 002-21301 and 811-00483) (the "Registrants")

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the Registrants. The attached XBRL- coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrants filed on April 3, 2020 (Accession No. 0001683863-20-001843).

If you have any questions, please contact me at (617) 664-3920.

Very truly yours,

/s/ Andrew DeLorme Andrew DeLorme Secretary